CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 6,793	$ 9,073
Restricted cash	3,856	4,432
Accounts receivable, net	48,778	45,343
Prepaid expenses and other current assets	3,210	2,853
Current assets from discontinued operations		281
Total current assets	62,637	61,982
Deferred tax assets, net	226	349
Investments	3,500	3,500
Property and equipment, net	3,066	3,205
Non current assets from discontinued operations		25
Goodwill	926	1,044
Other assets	769	658
Total assets	71,124	70,763
CURRENT LIABILITIES:
Notes payable - banks	16,260	10,015
Accounts payable	5,333	5,459
Accrued expenses and other current liabilities	29,479	30,708
Income tax payable	3,093	3,144
Value added tax (VAT) payable	7,455	7,223
Loan payable		1,198
Loan payable to related party, including accrued interest	849	1,409
Current liabilities from discontinued operations		41
Total current liabilities	62,469	59,197
Convertible notes payable to a related party, including accrued interest	34,718	37,589
Other liabilities	143	719
Total liabilities	97,330	97,505
SHAREHOLDERS' DEFICIT:
Common stock, 0.45 Euro par value; 33,333,334 shares authorized as of June 30, 2018 and December 31, 2017; 24,350,000 and 21,000,000 shares issued and outstanding as of June 30, 2018 and December 31, 2017, respectively	12,507	10,655
Additional paid-in capital	23,486	23,128
Accumulated deficit	(55,399)	(53,734)
Accumulated other comprehensive loss	(6,800)	(6,914)
Non controlling interest in subsidiaries		123
Total shareholders' deficit	(26,206)	(26,742)
Total liabilities and shareholders' deficit	$ 71,124	$ 70,763